IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 636,540	$ 608,548
Securities received as collateral from securities financing and derivative transactions	266,766	272,743
Total liquid assets	$ 903,306	$ 881,291
% of total	100.00%	100.00%
Encumbered liquid assets	$ 299,746	$ 300,401
Unencumbered liquid assets	603,560	580,890
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	210,454	211,866
Securities received as collateral from securities financing and derivative transactions	113,064	113,181
Total liquid assets	$ 323,518	$ 325,047
% of total	36.00%	37.00%
Encumbered liquid assets	$ 129,705	$ 130,486
Unencumbered liquid assets	193,813	194,561
Canadian Dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	104,154	94,640
Total liquid assets	$ 104,154	$ 94,640
% of total	12.00%	11.00%
Encumbered liquid assets	$ 2,250	$ 1,689
Unencumbered liquid assets	101,904	92,951
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	32,259	39,008
Securities received as collateral from securities financing and derivative transactions	81,788	83,258
Total liquid assets	$ 114,047	$ 122,266
% of total	13.00%	14.00%
Encumbered liquid assets	$ 77,941	$ 80,934
Unencumbered liquid assets	36,106	41,332
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	27,431	30,763
Securities received as collateral from securities financing and derivative transactions	13	23
Total liquid assets	$ 27,444	$ 30,786
% of total	3.00%	3.00%
Encumbered liquid assets	$ 2,309	$ 2,294
Unencumbered liquid assets	25,135	28,492
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	20,423	18,862
Securities received as collateral from securities financing and derivative transactions	24,555	24,141
Total liquid assets	$ 44,978	$ 43,003
% of total	5.00%	5.00%
Encumbered liquid assets	$ 32,389	$ 32,812
Unencumbered liquid assets	12,589	10,191
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	8,874	11,310
Securities received as collateral from securities financing and derivative transactions	3,085	2,841
Total liquid assets	$ 11,959	$ 14,151
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,551	$ 2,331
Unencumbered liquid assets	9,408	11,820
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	12,799	13,146
Securities received as collateral from securities financing and derivative transactions	3,272	2,618
Total liquid assets	$ 16,071	$ 15,764
% of total	1.00%	2.00%
Encumbered liquid assets	$ 9,949	$ 8,248
Unencumbered liquid assets	6,122	7,516
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	4,514	4,137
Securities received as collateral from securities financing and derivative transactions	351	300
Total liquid assets	$ 4,865	$ 4,437
% of total	1.00%	1.00%
Encumbered liquid assets	$ 2,316	$ 2,178
Unencumbered liquid assets	2,549	2,259
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	426,086	396,682
Securities received as collateral from securities financing and derivative transactions	153,702	159,562
Total liquid assets	$ 579,788	$ 556,244
% of total	64.00%	63.00%
Encumbered liquid assets	$ 170,041	$ 169,915
Unencumbered liquid assets	409,747	386,329
Other than Canadian dollar [member] | Cash and central bank reserves [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	109,869	68,783
Total liquid assets	$ 109,869	$ 68,783
% of total	12.00%	8.00%
Encumbered liquid assets	$ 24	$ 51
Unencumbered liquid assets	109,845	68,732
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	72,124	77,319
Securities received as collateral from securities financing and derivative transactions	2,697	2,108
Total liquid assets	$ 74,821	$ 79,427
% of total	8.00%	9.00%
Encumbered liquid assets	$ 8,949	$ 8,297
Unencumbered liquid assets	65,872	71,130
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	46,038	29,758
Securities received as collateral from securities financing and derivative transactions	37,652	38,684
Total liquid assets	$ 83,690	$ 68,442
% of total	9.00%	8.00%
Encumbered liquid assets	$ 33,903	$ 36,716
Unencumbered liquid assets	49,787	31,726
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	7,597	7,457
Securities received as collateral from securities financing and derivative transactions	39	17
Total liquid assets	$ 7,636	$ 7,474
% of total	1.00%	1.00%
Encumbered liquid assets	$ 293	$ 225
Unencumbered liquid assets	7,343	7,249
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	57,623	82,701
Securities received as collateral from securities financing and derivative transactions	52,352	53,755
Total liquid assets	$ 109,975	$ 136,456
% of total	12.00%	15.00%
Encumbered liquid assets	$ 56,102	$ 53,585
Unencumbered liquid assets	53,873	82,871
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	72,231	74,131
Securities received as collateral from securities financing and derivative transactions	6,005	9,566
Total liquid assets	$ 78,236	$ 83,697
% of total	9.00%	9.00%
Encumbered liquid assets	$ 18,007	$ 21,495
Unencumbered liquid assets	60,229	62,202
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	60,604	56,533
Securities received as collateral from securities financing and derivative transactions	54,957	55,432
Total liquid assets	$ 115,561	$ 111,965
% of total	13.00%	13.00%
Encumbered liquid assets	$ 52,763	$ 49,546
Unencumbered liquid assets	$ 62,798	$ 62,419